Vessel Charters - Minimum Estimated Charter Hire Payments (Details) $ in Thousands	Sep. 30, 2017 USD ($)
Charters-in – capital leases
Remainder of 2017	$ 44,728
2018	138,934
2019	119,499
2020	118,938
2021	110,246
Charters-out – operating leases
Remainder of 2017	84,812
2018	293,880
2019	309,100
2020	275,252
2021	235,799
Charters-out – direct financing leases
Remainder of 2017	15,091
2018	45,872
2019	39,065
2020	39,172
2021	39,065
Charters-out – leases
Remainder of 2017	99,903
2018	339,752
2019	348,165
2020	314,424
2021	$ 274,864